Corporate Bonds - 59.90%

U.S. Agency Obligations - 21.28%

Municipal Obligations -16.26%

Other assets in excess of liabilities - 1.57%

Money Market Securities - 0.99%

Large-Cap Equity Securities - 65.17%

Mid-Cap Equity Securities - 31.16%

Other assets in excess of liabilities - 2.38%

Small-Cap Equity Securities - 0.80%

Money Market Securities - 0.49%

(a) Variable rate security; the coupon rate shown represents the rate at August 31, 2005.

See accompanying notes to the financial statements that are an integral part of these financial statements.

See accompanying notes to the financial statements that are an integral part of these financial statements.

See accompanying notes to the financial statements that are an integral part of these financial statements.

See accompanying notes to the financial statements that are an integral part of these financial statements.

See accompanying notes to the financial statements that are an integral part of these financial statements.

See accompanying notes to the financial statements that are an integral part of these financial statements.

See accompanying notes to the financial statements that are an integral part of these financial statements.

See accompanying notes to the financial statements that are an integral part of these financial statements.

See accompanying notes to the financial statements that are an integral part of these financial statements.

See accompanying notes to the financial statements that are an integral part of these financial statements.

See accompanying notes to the financial statements that are an integral part of these financial statements.

See accompanying notes to the financial statements that are an integral part of these financial statements.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09541

AmeriPrime Advisors Trust
(Exact name of registrant as specified in charter)

431 N Pennsylvania St., Indianapolis, IN 46204
(Address of principal executive offices) (Zip code)

Lynn Wood
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end: 08/31

Date of reporting period: 08/31/2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Monteagle Funds

Annual Report

August 31, 2005

Investment Manager:

Nashville Capital Corporation
209 10th Avenue South
Suite 332
Nashville, TN 37203

Toll Free: (877) 272-9746

Management's Discussion & Analysis

Monteagle Fixed Income Fund

The Year in Review

Over the last twelve months, the Federal Reserve Open Market Committee (FOMC), which is responsible for establishing monetary policy for the Federal Reserve Bank, has raised the Federal Funds rate from 1.50% to 3.50%. The overall performance of the bond market, as well as that of the Fund, has been negatively impacted by the increase in short-term interest rates. As a result, the total rate of return of the Fund for this past fiscal year was modestly positive at 1.72%. The Fund underperformed relative to its benchmark, the Lehman Brothers Intermediate Government/Credit Bond Index, which had a total return of 2.55%. However, it is important to mention that the Fund's performance is net of all costs, while the index, which is used for tracking purposes, does not include any costs.

Our Forecast of Future Events

It is widely anticipated that the FOMC will continue to increase short-term rates into 2006. There are varying opinions by economists and fixed income investors of when the FOMC will stop. No one knows exactly how much longer this tightening cycle will last. Historically, the Federal Reserve continues to raise short-term rates until it feels confident that the risk of inflation is minimal. Currently, we believe inflation is well contained. However, it is at the higher end of the acceptable range that the FOMC monitors. Another consideration for the Federal Reserve is overall economic growth. By raising short-term rates, the FOMC needs to balance fighting inflation with the risk of perhaps inhibiting economic expansion or inducing a recession. At this time, the debate continues over whether the increased short-term rates are producing an economic slowdown or whether the high cost of energy may be stimulating our currently benign inflation.

How We Intend to Manage the Fund

As the Fund's manager, we have been anticipating higher interest rates for the last two years. In response to the expectation of higher rates, we have maintained a defensive strategy by keeping the average maturity of the fund's assets shorter than our benchmark index. What was not expected, and what is not typical during monetary tightening cycles, is that longer-term rates (10 to 30 years) have decreased during the past year. With short-term rates increasing and long-term rates decreasing, the Treasury yield curve has "flattened". Investors and portfolio managers are not receiving the additional premium in yield that is typically associated with the increased interest rate risk of assets having longer maturities. We have been slowly increasing the average maturity of the Fund's assets over the last six months, recognizing that the tightening cycle may be closer to ending. However, we are still wary of rising energy prices and their effect on increasing inflation. We will continue to take a more conservative approach to portfolio management during this uncertain period. We feel it is prudent, at this time, to make preservation of capital a high priority until we feel that inflationary pressures have subsided.

Sincerely,

Thomas G. Rusling
Co-Chairman
Howe & Rusling

Comparison of the Growth of a $25,000 Investment in the Monteagle Fixed Income Fund
and the Lehman Brothers Intermediate Government/Credit Bond Index



$40,000
$35,000
$30,000
$25,000
Value
Monteagle Fixed Income Fund - $34,717
Lehman Brothers Intermediate Government/Credit Bond Index - $35,943
Inception Date 12/20/99
Aug-99
Feb-00
Aug-00
Feb-01
Aug-01
Feb-02
Aug-02
Feb-03
Aug-03
Feb-04
Aug-04
Feb-05
Aug-05
Date

Management's Discussion & Analysis

Monteagle Value Fund

The Monteagle Value Fund has experienced favorable results from continued economic growth in the world economy. Higher commodity prices, especially energy, have improved the economic outlook for many of the companies within the Fund. The Federal Reserve has raised interest rates eleven times since the summer of 2004, yet the economy remains strong. Our current investment strategy favors those stocks with a cyclical bias as the market adjusts to rising energy prices and the related higher costs in shipping and transportation. We continue to avoid most financial stocks.

The past twelve-month investment returns remained favorable. We caution investors that any material increases in interest rates going forward may actually slow economic activity in the U.S. We believe expected investment returns for all equity investments will be hindered by further interest rate increases in the future.

The impact of the Hurricane Katrina will have a mixed effect on the overall economy. Goods and services produced in the region will be reduced while basic infrastructure services will be needed to rehabilitate and rebuild the Gulf Coast region. Transportation and shipping bottlenecks will continue for the immediate future until the ports are opened.

The Monteagle Value Fund has significantly outperformed the S&P 500 and the Dow Jones Industrial Average during the past twelve months primarily because of its weighting in oil services stocks and its low weighting in financial services stocks. As the higher energy prices begin to impair the overall economy, we plan to reduce holdings in the oil sector in favor of other companies that we deem undervalued. Industries that we believe exhibit characteristics favorable for new investments include telecommunications, pharmaceuticals, paper and forest products, chemicals, and other economically sensitive stocks. More recent evidence of price inflation in the economy reduces returns on financial assets and the Fund is presently avoiding most financial services stocks.

The Monteagle Value Fund remains committed to investing its portfolio in stocks that offer excellent value for the shareholders.

Sincerely,

Russell L. Robinson
President
Robinson Investment Group

Comparison of the Growth of a $25,000 Investment in the Monteagle Value Fund,
Russell 2000 Value Index, and S&P 500 Index



$70,000
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
Value
Inception Date 12/20/99
Monteagle Value Fund - $46,507
Russell 2000 Value Index - $60,464
S&P 500 Index - $22,671
Aug-99
Feb-00
Aug-00
Feb-01
Aug-01
Feb-02
Aug-02
Feb-03
Aug-03
Feb-04
Aug-04
Feb-05
Aug-05
Date

Management's Discussion & Analysis

Monteagle Large Cap Growth Fund

For the year ending August 31, 2005, your Fund had a total return of 15.47% compared to the S&P 500 index's gain of 12.52%. The Fund performed strongly in the latter part of 2004, and gave back some of those gains during the first part of 2005. Since May 2005, your Fund has performed very competitively with the S&P 500, with a year to date 2005 (through August) gain of 2.0%, just ahead of the S&P 500's 1.9% return.

Overall, calendar year 2004 was an extremely positive one for your Fund. According to mutual fund researcher Morningstar, the Monteagle Large Cap Growth Fund was in the top 4% of its fund category (Large Growth) for 2004[1]. Your Fund gained 15.6% last year, outpacing the S&P 500 by 4.7%. Our strategy of buying high quality, larger capitalization companies with earnings that grew faster than their peers performed very well in 2004.

The first four months of 2005 were much more challenging for your Fund. Many of the stocks that were big winners in 2004 sold off sharply between January and April of 2005. As always, we were patient with our strategy, and the companies held by your Fund began to gain against the broader market as the year progressed. By the end of August, the Fund had made up its underperformance year to date against the S&P 500.

We continue to remain overweighted in the consumer discretionary and health care sectors, and have added to our holdings in the energy sector during the year. Despite the challenges to our economy from higher energy prices, hurricanes and continuing rate hikes by the Fed, we believe the overall economic situation remains positive. The US economy is resilient, and we believe great opportunities await patient investors in equities.

As in the past, we truly appreciate the trust you have continued to show in us by your investment in the Fund.

Sincerely,

Stephen Mergler
Portfolio Manager
Northstar Capital Management

[1] Morningstar's Large Growth Category is composed of 1397 funds. The Ranking is based on total return from January 1, 2004 to December 31, 2004. From the period of January 1, 2005 to September 30, 2005 the fund ranks in the top 36% of the Morningstar Large Cap Growth Category.



Comparison of the Growth of a $25,000 Investment in the Monteagle Large Cap Growth Fund
and the S&P 500 Index
$32,000
$31,000
$30,000
$29,000
$28,000
$27,000
$26,000
$25,000
Value
Aug-03
Oct-03
Dec-03
Feb-04
Apr-04
Jun-04
Aug-04
Oct-04
Dec-04
Feb-05
Apr-05
Jun-05
Aug-05
Date
Inception Date 9/1/03
(commencement of
Northstar Capital
Management as advisor)
Monteagle Large Cap Growth Fund - $31,413
S&P 500 Index - $31,344


Monteagle Fixed Income Fund Holdings as of August 31, 2005 1
Corporate Bonds 59.90%
U.S. Agency Obligations 21.28%
Municipal Obligations 16.26%
Other assets in excess of liabilities 1.57%
Money Market Securities 0.99%
60.00%
50.00%
40.00%
30.00%
20.00%
10.00%
0.00%



Monteagle Value Fund Holdings as of August 31, 2005 1
Large-Cap Equity Securities 1
6517%
Mid-Cap Equity Securities
3116%
Other assets in excess of liabilities
2.38%
Small-Cap Equity Securities
0.80%
Money Market Securities
0.49%
70.00%
60.00%
50.00%
40.00%
30.00%
20.00%
10.00%
0.00%

Fund Holdings – (Unaudited) – continued


Monteagle Large Cap Growth Fund Holdings as of August 31, 2005 1
Large-Cap Equity Securities 1 90.30%
Mid and Small-Cap Equity Securities 3 6.56%
Other assets in excess of liabilities 3.11%
Money Market Securities 0.03%
90.00%
80.00%
70.00%
60.00%
50.00%
40.00%
30.00%
20.00%
10.00%
0.00%

[1]As a percent of net assets.
[2]U.S. Companies with market capitalizations above $5 billion.
[3]U.S. Companies with market capitalizations below $5 billion.

The Monteagle Large Cap Growth Fund will, under normal circumstances, invest at least 80% of its assets in common stocks of large capitalization U.S. companies. Large capitalization companies include those with market capitalizations above $5 billion.

Availability of Portfolio Schedule – (Unaudited)

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Qs are available at the SEC's website at www.sec.gov. The Funds' Form N-Qs may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Funds' Expenses – (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and trustee expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (March 1, 2005) and held for the entire period (through August 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Summary of Funds' Expenses – (Unaudited) - continued

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Monteagle Funds	Beginning Account Value March 1, 2005	Ending Account Value August 31, 2005	Expenses Paid During Period * March 1, 2005 - August 31, 2005
Fixed Income Fund			
Actual	$ 1,000.00	$ 1,018.82	$ 5.96
Hypothetical**	$ 1,000.00	$ 1,019.30	$ 5.96
Value Fund			
Actual	$ 1,000.00	$ 1,069.30	$ 7.18
Hypothetical**	$ 1,000.00	$ 1,018.27	$ 7.00
Large Cap Growth Fund			
Actual	$ 1,000.00	$ 1,069.97	$ 7.06
Hypothetical**	$ 1,000.00	$ 1,018.39	$ 6.88

*Expenses are equal to the Funds' annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratios for the Monteagle Fixed Income Fund, Monteagle Value Fund and Monteagle Large Cap Growth Fund were 1.17%, 1.38%, and 1.35% respectively.

**Assumes a 5% return before expenses.

Monteagle Funds
Monteagle Fixed Income Fund
Schedule of Investments
August 31, 2005

	Principal Amount	Value
Corporate Bonds - 59.90%		
Abbott Laboratories Corp., 5.400%, 09/15/2008	$ 500,000	$ 516,716
Alcoa, Inc., 5.375%, 01/15/2012	500,000	527,956
American Express Co., 4.750%, 06/17/2009	500,000	507,534
Ameritech Capital Funding Corp., 6.150%, 01/15/2008	1,000,000	1,039,473
Bank of America Corp., 4.875%, 01/15/2013	500,000	509,843
Bank of America Corp., 5.875%, 02/15/2009	250,000	262,752
Bank of New York Co. Inc., 3.900%, 09/01/2007	500,000	497,775
Bottling Group LLC, 4.625%, 11/15/2012	500,000	506,160
Bristol Myers Squibb, 5.750%, 10/01/2011	500,000	534,383
CIT Group Holdings, Inc., 4.750%, 12/15/2010	500,000	505,324
Coca-Cola Enterprises, 5.750%, 03/15/2011	500,000	532,755
First Data Corp., 4.850%, 10/01/2014	500,000	505,712
General Electric Company, 5.000%, 02/01/2013	500,000	514,229
Goldman Sachs Group Inc., 5.250%, 10/15/2013	500,000	513,845
Household Financial Co., 6.500%, 11/15/2008	500,000	531,471
IBM Corp., 5.375%, 02/01/2009	1,000,000	1,037,366
JP Morgan Chase & Co., 4.500%, 01/15/2012	500,000	498,573
Lehman Bros Holdings, 4.375%, 11/30/2010	500,000	499,349
Merck & Co., Inc., 4.750%, 03/01/2015	500,000	496,610
Nabisco, Inc., 7.050%, 07/15/2007	1,000,000	1,047,306
SLM Corp., 4.500%, 07/26/2010	500,000	501,755
Suntrust Bank, 6.375%, 04/01/2011	500,000	547,156
Target Corp., 5.875%, 11/01/2008	750,000	785,360
Textron Financial Corp., 4.125%, 03/03/2008	500,000	497,206
Wells Fargo & Co., 5.250%, 12/01/2007	500,000	511,703
TOTAL CORPORATE BONDS (Cost $14,412,017)		14,428,310
Municipal Obligations - 16.26%		
Atlanta & Fulton County, Georgia Recreation Authority Downtown Arena Project, 6.625%, 12/01/2011	300,000	321,081
Denver, Colorado City & County School District, 6.760%, 12/15/2007	25,000	26,401
Denver, Colorado City & County School District, 6.760%, 12/15/2007	975,000	1,027,455
LaGrange, Georgia Development Authority Communications System Project, 6.100%, 02/01/2010	750,000	792,247
New Jersey Sports & Expos, 7.375%, 03/01/2007	500,000	523,740
New Rochelle, New York Public Improvement, 4.850%, 03/15/2011	200,000	205,060
Texas Tech University, 5.320%, 08/15/2007	1,000,000	1,020,650
TOTAL MUNICIPAL OBLIGATIONS (Cost $3,764,265)		3,916,634
U.S. Agency Obligations - 21.28%		
Federal Home Loan Bank, 5.250%, 06/18/2014	500,000	534,195
Federal Home Loan Bank, 4.500%, 11/15/2012	750,000	764,230
Federal Home Loan Bank, 4.020%, 05/15/2008	500,000	497,703
Federal Home Loan Bank, 5.625%, 03/15/2011	500,000	536,106
Federal Home Loan Bank, 2.750%, 12/30/2008	250,000	250,396
Federal Home Loan Bank, 3.000%, 03/28/2008	500,000	483,940
Federal National Mortgage Association, 5.000%, 08/02/2012	250,000	252,416
Federal National Mortgage Association, 5.250%, 03/24/2015	565,000	546,875
Federal National Mortgage Association, 3.125%, 03/16/2009	250,000	254,151
Federal National Mortgage Association, 5.000%, 08/02/2012	500,000	502,110
Federal National Mortgage Association, 5.000%, 03/02/2015	500,000	503,001
TOTAL U.S. AGENCY OBLIGATIONS (Cost $5,117,614)		5,125,123
Money Market Securities - 0.99%	Shares	
Federated U.S. Treasury Obligations Fund, 3.360% (a)	237,753	237,753
TOTAL MONEY MARKET SECURITIES (Cost $237,753)		237,753
TOTAL INVESTMENTS (Cost $23,531,649) - 98.43%		$ 23,707,820
Other assets in excess of liabilities - 1.57%		379,180
TOTAL NET ASSETS - 100.00%		$ 24,087,000

Monteagle Funds
Monteagle Value Fund
Schedule of Investments
August 31, 2005

Common Stocks - 97.13%	**Shares**	**Value**
Aircraft & Parts - 3.03%		
Textron, Inc.	8,550	$ 609,615
Computer Communication Equipment - 0.81%		
Adaptec, Inc. (a)	48,700	161,684
Crude Petroleum & Natural Gas - 4.37%		
Kerr-McGee Corp.	10,000	880,300
Drilling Oil & Gas Wells - 9.29%		
Rowan Co., Inc. (a)	26,450	983,940
Transocean, Inc. (a)	15,000	885,600
		1,869,540
Electric Lighting & Wiring Equipment - 1.08%		
Hubbell, Inc. - Class B	4,800	216,960
Electric Services - 3.68%		
Duke Energy Corp.	25,550	740,694
Electronic Components & Accessories - 2.21%		
Vishay Intertechnology, Inc. (a)	34,400	443,760
Fire, Marine & Casualty Insurance - 2.35%		
American International Group, Inc.	8,000	473,600
Gold & Silver Ores - 5.81%		
Barrick Gold Corp.	25,000	655,500
Newmont Mining Corp.	13,000	514,540
		1,170,040
Guided Missiles & Space Vehicles & Parts - 4.17%		
Goodrich Corp.	18,300	838,506
Oil & Gas Field Exploration Services - 5.24%		
Halliburton Co.	17,000	1,053,490
Oil & Gas Field Machinery & Equipment - 2.04%		
Baker Hughes, Inc.	7,000	411,250
Paper Mills - 2.85%		
MeadWestvaco Corp.	19,795	573,461
Paperboard Containers & Boxes - 3.53%		
Sonoco Products Co.	25,000	710,750
Petroleum Refining - 2.56%		
Marathon Oil Corp.	8,000	514,480
Pharmaceutical Preparations - 7.94%		
Bristol-Myers Squibb Co.	20,000	489,400
Pfizer, Inc.	20,000	509,400
Schering-Plough Corp.	28,000	599,480
		1,598,280

Monteagle Funds
Monteagle Value Fund
Schedule of Investments - continued
August 31, 2005

Common Stocks - 97.13% - continued	**Shares**	**Value**
Photographic Equipment & Supplies - 2.74%		
Eastman Kodak Co.	22,600	$ 550,762
Plastic Mail, Synthetic Resin/Rubber, Cellulos - 2.90%		
DuPont (EI) de NeMours & Co.	14,750	583,658
Railroad Equipment - 3.72%		
Trinity Industries, Inc.	20,000	748,600
Real Estate Investment Trusts - 2.68%		
New Plan Excel Realty Trust, Inc.	22,550	540,072
Retail - Department Stores - 7.17%		
Federated Department Stores	6,853	472,720
Saks, Inc. (a)	25,000	542,750
Sears Holding Corp. (a)	3,147	427,551
		1,443,021
Retail - Grocery Stores - 2.36%		
Albertson's, Inc.	23,550	474,062
Retail - Radio, TV & Consumer Electronics Stores - 1.87%		
Radioshack, Corp.	15,000	375,900
Sawmills & Planting Mills, General - 2.51%		
Louisiana Pacific Corp.	20,000	505,800
Services - Computer Integrated Systems Design - 1.32%		
Unisys Corp. (a)	40,000	266,000
Telephone & Telegraph Apparatus - 1.86%		
ADC Telecommunications, Inc. (a)	17,857	373,926
Telephone Communications - 2.39%		
SBC Communications, Inc.	20,000	481,600
Water Transportation - 4.65%		
Tidewater, Inc.	21,000	935,340
TOTAL COMMON STOCKS (Cost $15,230,981)		19,545,151
Money Market Securities - 0.49%		
Federated U.S. Treasury Obligations Fund, 3.360% (b)	97,961	97,961
TOTAL MONEY MARKET SECURITIES (Cost $97,961)		97,961
TOTAL INVESTMENTS (Cost $15,328,942) - 97.62%		$ 19,643,112
Other assets in excess of liabilities - 2.38%		479,717
TOTAL NET ASSETS - 100.00%		$ 20,122,829

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at August 31, 2005.

Monteagle Funds
Monteagle Large Cap Growth Fund
Schedule of Investments
August 31, 2005

Common Stocks - 96.86%	**Shares**	**Value**
Biological Products - 4.33%		
Amgen, Inc. (a)	17,000	$ 1,358,300
Electromedical & Electrotherapeutic Apparatus - 3.36%		
Medtronic, Inc.	18,500	1,054,500
Electronic & Other Electrical Equipment - 2.97%		
General Electric Co.	27,700	930,997
Electronic Computers - 2.05%		
Apple Computer, Inc. (a)	13,700	642,941
Finance Services - 3.52%		
American Express Co.	20,000	1,104,800
Hospital & Medical Service Plans - 6.27%		
Coventry Health Care, Inc. (a)	9,900	792,000
UnitedHealth Group, Inc.	22,800	1,174,200
		1,966,200
Land Subdividers & Developers - 3.57%		
Pulte Homes, Inc.	13,000	1,120,600
Leather & Leather Products - 3.89%		
Coach, Inc. (a)	36,800	1,221,392
Miscellaneous Chemical Products - 3.35%		
Smith International, Inc.	30,200	1,049,148
Operative Builders - 3.22%		
Toll Brothers, Inc. (a)	21,000	1,009,050
Opthalmic Goods - 4.29%		
Alcon, Inc.	11,400	1,345,770
Personal Credit Institutions - 3.38%		
Capital One Financial Corp.	12,900	1,060,896
Petroleum Refining - 3.87%		
ConocoPhillips	18,400	1,213,296
Pharmaceutical Preparations - 2.95%		
Johnson & Johnson	14,600	925,494
Radio & TV Broadcasting & Communication Equipment - 3.45%		
L-3 Communications Holdings	13,200	1,080,816
Retail - Drug Stores and Proprietary Stores - 1.49%		
Medco Health Solutions, Inc. (a)	9,500	468,065

Monteagle Funds
Monteagle Large Cap Growth Fund
Schedule of Investments - continued
August 31, 2005

Common Stocks - 96.86% - continued	**Shares**	**Value**
Retail - Eating & Drinking Places - 3.32%		
Starbucks Corp. (a)	21,200	$ 1,039,648
Retail - Lumber & Other Building Materials Dealers - 3.61%		
Lowe's Companies, Inc.	17,600	1,131,856
Retail - Variety Stores - 2.90%		
Target Corp.	16,900	908,375
Security Brokers, Dealers & Flotation Companies - 4.13%		
Legg Mason, Inc.	12,400	1,296,172
Security & Commodity Brokers, Dealers, Exchanges & Services - 3.81%		
Chicago Mercantile Exchange Holdings, Inc.	4,300	1,193,680
Semiconductors & Related Devices - 4.06%		
Marvell Technology Group Ltd. (a)	27,000	1,274,130
Services - Business Services - 3.15%		
eBAY, Inc. (a)	24,400	987,956
Services - Computer Integrated Systems Design - 1.67%		
Yahoo!, Inc. (a)	15,700	523,438
Services - Computer Programming Services - 3.05%		
Cognizant Technology Solutions Corp. (a)	21,000	956,130
Services - Consumer Credit Reporting, Collection Agencies - 3.76%		
Moody's Corp.	24,000	1,178,640
Services - Prepackaged Software - 3.86%		
Autodesk, Inc. (a)	28,000	1,209,600
Surgical & Medical Instruments & Apparatus - 3.58%		
Stryker Corp.	20,600	1,123,730
TOTAL COMMON STOCKS (Cost $25,571,897)		30,375,620
Money Market Securities - 0.03%		
Federated U.S. Treasury Obligations Fund, 3.360% (b)	9,471	9,471
TOTAL MONEY MARKET SECURITIES (Cost $9,471)		9,471
TOTAL INVESTMENTS (Cost $25,581,368) - 96.89%		$ 30,385,091
Other assets in excess of liabilities - 3.11%		976,116
TOTAL NET ASSETS - 100.00%		$ 31,361,207

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at August 31, 2005.

Monteagle Funds
Statements of Assets and Liabilities
August 31, 2005

	Monteagle Fixed Income Fund	Monteagle Value Fund	Monteagle Large Cap Growth Fund
Assets			
Investments in securities:			
At cost	$ 23,531,649	$ 15,328,942	$ 25,581,368
At value	23,707,820	$ 19,643,112	30,385,091
Receivable for investments sold	161,607	-	996,789
Receivable for cash distribution on corporate action	-	390,500	-
Interest receivable	307,915	345	135
Dividends receivable	-	112,387	15,182
Total assets	24,177,342	20,146,344	31,397,197
Liabilities			
Accrued advisory fees	23,330	22,892	35,365
Payable to Trustees	628	623	625
Distributions payable	66,384	-	-
Total liabilities	90,342	23,515	35,990
Net Assets	$ 24,087,000	$ 20,122,829	$ 31,361,207
Net Assets consist of:			
Paid in capital	$ 23,554,469	$ 16,037,517	$ 34,767,403
Accumulated undistributed net investment income	14,502	137,696	-
Accumulated net realized gain (loss) on investments	341,858	(366,554)	(8,209,919)
Net unrealized appreciation on investments	176,171	4,314,170	4,803,723
Net Assets	$ 24,087,000	$ 20,122,829	$ 31,361,207
Shares outstanding			
(unlimited number of shares authorized)	2,321,245	1,304,515	5,000,342
Net asset value, offering and redemption price per share	$ 10.38	$ 15.43	$ 6.27

Monteagle Funds
Statements of Operations
Year ended August 31, 2005

	Monteagle Fixed Income Fund	Monteagle Value Fund	Monteagle Large Cap Growth Fund
Investment Income:			
Dividend income (net of foreign withholding taxes of $0, $0 and $413, respectively)	$ -	$ 448,051	$ 183,591
Interest income	1,195,844	6,553	18,452
Total Investment Income	1,195,844	454,604	202,043
Expenses:			
Investment advisor fee (a)	286,636	251,266	340,936
Trustee fees	4,587	4,581	4,607
Total expenses	291,223	255,847	345,543
Net Investment Income (Loss)	904,621	198,757	(143,500)
Realized & Unrealized Gain (Loss):			
Net realized gain (loss) on investment securities	556,361	1,543,715	(1,029,700)
Change in unrealized appreciation (depreciation) on investment securities	(1,064,625)	2,684,696	4,145,855
Net realized and unrealized gain (loss) on investment securities	(508,264)	4,228,411	3,116,155
Net increase in net assets from operations	$ 396,357	$ 4,427,168	$ 2,972,655

(a) See Note 3 in the Notes to the Financial Statements.

Monteagle Funds
Statements of Changes in Net Assets

	Monteagle Fixed Income Fund	
Increase (Decrease) in Net Assets	**Year ended August 31, 2005**	**Year ended August 31, 2004**
Operations:		
Net investment income	$ 904,621	$ 1,041,935
Net realized gain on investment securities	556,361	277,054
Change in net unrealized (depreciation)	(1,064,625)	(306,131)
Net increase in net assets resulting from operations	396,357	1,012,858
Distributions:		
From net investment income	(901,443)	(1,041,946)
From net realized gain	(448,777)	(437,744)
Total distributions	(1,350,220)	(1,479,690)
Capital Share Transactions:		
Proceeds from shares sold	427,632	1,510,149
Amount paid for shares repurchased	(1,809,451)	(4,182,760)
Net decrease in net assets resulting from share transactions	(1,381,819)	(2,672,611)
Total Decrease in Net Assets	(2,335,682)	(3,139,443)
Net Assets:		
Beginning of year	26,422,682	29,562,125
End of year	$ 24,087,000	$ 26,422,682
Accumulated undistributed net investment income included in net assets at end of period	$ 14,502	$ 11,324
Capital Share Transactions:		
Shares sold	40,186	137,031
Shares repurchased	(171,567)	(382,385)
Net decrease from capital share transactions	(131,381)	(245,354)

Monteagle Funds
Statements of Changes in Net Assets - continued

	Monteagle Value Fund		Monteagle Large Cap Growth Fund	
Increase (Decrease) in Net Assets	**Year ended August 31, 2005**	**Year ended August 31, 2004**	**Year ended August 31, 2005**	**Year ended August 31, 2004**
Operations:				
Net investment income (loss)	$ 198,757	$ 138,920	$ (143,500)	$ (74,695)
Net realized gain (loss) on investment securities	1,543,715	(34,172)	(1,029,700)	(529,922)
Change in unrealized appreciation	2,684,696	1,826,718	4,145,855	1,054,822
Net increase in net assets resulting from operations	4,427,168	1,931,466	2,972,655	450,205
Distributions:				
From net investment income	(61,060)	(138,920)	-	(6,174)
Return of capital	-	(130,341)	-	-
Total distributions	(61,060)	(269,261)	-	(6,174)
Capital Share Transactions:				
Proceeds from shares sold	1,319,472	1,316,541	17,554,293	8,648,846
Amount paid for shares repurchased	(1,890,345)	(1,302,933)	(2,033,177)	(286,252)
Net increase (decrease) in net assets resulting from share transactions	(570,873)	13,608	15,521,116	8,362,594
Total Increase in Net Assets	3,795,235	1,675,813	18,493,771	8,806,625
Net Assets:				
Beginning of year	16,327,594	14,651,781	12,867,436	4,060,811
End of year	$ 20,122,829	$ 16,327,594	$ 31,361,207	$ 12,867,436
Accumulated undistributed net investment income included in net assets at end of period	$ 137,696	$ -	$ -	$ -
Capital Share Transactions:				
Shares sold	99,200	110,518	2,970,618	1,609,281
Shares repurchased	(137,916)	(108,798)	(341,384)	(52,336)
Net increase (decrease) from capital share transactions	(38,716)	1,720	2,629,234	1,556,945

Monteagle Funds
Financial Highlights

The tables below set forth financial data for a share outstanding throughout each period presented

	Monteagle Fixed Income Fund				
	Year ended August 31, 2005	Year ended August 31, 2004	Year ended August 31, 2003	Year ended August 31, 2002	Year ended August 31, 2001
Selected Per Share Data					
Net asset value, beginning of period	$ 10.77	$ 10.96	$ 11.17	$ 10.82	$ 10.06
Income from investment operations					
Net investment income	0.38	0.41	0.42 (a)	0.49 (a)	0.55 (a)
Net realized and unrealized gain (loss)	(0.20)	(0.03)	(0.08)	0.35	0.76
Total from investment operations	0.18	0.38	0.34	0.84	1.31
Less Distributions to shareholders:					
From net investment income	(0.38)	(0.41)	(0.42)	(0.49)	(0.55)
From net realized gain	(0.19)	(0.16)	(0.13)	-	-
Total distributions	(0.57)	(0.57)	(0.55)	(0.49)	(0.55)
Net asset value, end of period	$ 10.38	$ 10.77	$ 10.96	$ 11.17	$ 10.82
Total Return (b)	1.72%	3.49%	3.06%	8.00%	13.37%
Ratios and Supplemental Data					
Net assets, end of period (000)	$ 24,087	$ 26,423	$ 29,562	$ 37,626	$ 36,506
Ratio of expenses to average net assets	1.17%	1.15%	1.14%	0.97%	1.14%
Ratio of net investment income to average net assets	3.63%	3.71%	3.76%	4.56%	5.28%
Portfolio turnover rate	57.73%	27.02%	20.52%	48.58%	75.84%

(a) Net investment income per share is based on average shares outstanding during the period.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

Monteagle Funds
Financial Highlights - continued

The tables below set forth financial data for a share outstanding throughout each period presented

	Monteagle Value Fund				
	Year ended August 31, 2005	Year ended August 31, 2004	Year ended August 31, 2003	Year ended August 31, 2002	Year ended August 31, 2001
Selected Per Share Data					
Net asset value, beginning of period	$ 12.16	$ 10.92	$ 9.77	$ 13.34	$ 11.66
Income from investment operations					
Net investment income	0.15	0.10	0.16 (a)	0.17 (a)	0.14 (a)
Net realized and unrealized gain (loss)	3.16	1.33	1.14	(2.17)	1.88
Total from investment operations	3.31	1.43	1.30	(2.00)	2.02
Less Distributions to shareholders:					
From net investment income	(0.04)	(0.10)	(0.15)	(0.15)	(0.12)
From net realized gain	-	-	-	(1.42)	(0.22)
From return of capital	-	(0.09)	-	-	-
Total distributions	(0.04)	(0.19)	(0.15)	(1.57)	(0.34)
Net asset value, end of period	$ 15.43	$ 12.16	$ 10.92	$ 9.77	$ 13.34
Total Return (b)	27.30%	13.10%	13.49%	-16.95%	17.56%
Ratios and Supplemental Data					
Net assets, end of period (000)	$ 20,123	$ 16,328	$ 14,652	$ 19,010	$ 26,325
Ratio of expenses to average net assets	1.37%	1.36%	1.36%	1.35%	1.35%
Ratio of net investment income to average net assets	1.07%	0.85%	1.72%	1.37%	1.15%
Portfolio turnover rate	25.00%	34.50%	28.39%	58.62%	152.86%

(a) Net investment income per share is based on average shares outstanding during the period.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

Monteagle Funds
Financial Highlights - continued

The table below sets forth financial data for a share outstanding throughout each period presented

	Monteagle Large Cap Growth Fund				
	Year ended August 31, 2005	Year ended August 31, 2004	Year ended August 31, 2003	Year ended August 31, 2002	Year ended August 31, 2001
Selected Per Share Data					
Net asset value, beginning of period	$ 5.43	$ 4.99	$ 4.62	$ 6.70	$ 9.92
Income from investment operations					
Net investment income (loss)	(0.03)	(0.04)	0.01 (a)	(0.02) (a)	(0.03) (a)
Net realized and unrealized gain (loss)	0.87	0.49	0.36	(2.06)	(3.19)
Total from investment operations	0.84	0.45	0.37	(2.08)	(3.22)
Less Distributions to shareholders:					
From net investment income	-	(0.01)	-	-	-
Total distributions	-	(0.01)	-	-	-
Net asset value, end of period	$ 6.27	$ 5.43	$ 4.99	$ 4.62	$ 6.70
Total Return (b)	15.47%	8.89%	8.01%	-31.04%	-32.44%
Ratios and Supplemental Data					
Net assets, end of period (000)	$ 31,361	$ 12,867	$ 4,061	$ 6,661	$ 9,968
Ratio of expenses to average net assets	1.36%	1.37%	1.27%	1.03%	1.26%
Ratio of net investment income (loss) to average net assets	(0.56)%	(0.75)%	0.12%	(0.26)%	(0.44)%
Portfolio turnover rate	59.53%	66.52% (c)	26.93%	86.74%	70.04%

(a) Net investment income (loss) per share is based on average shares outstanding during the period.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Portfolio turnover percentage increased 39.59% compared to prior year due to change in adviser effective September 1, 2003.

NOTE 1. ORGANIZATION

The Monteagle Fixed Income Fund (the "Fixed Income Fund"), Monteagle Value Fund (the "Value Fund"), and Monteagle Large Cap Growth Fund (the "Large Cap Growth Fund") (each a "Fund" or collectively, the "Funds") were organized as diversified series of AmeriPrime Advisors Trust (the "Trust") on August 3, 1999. The Fixed Income Fund and Value Fund commenced operations on December 20, 1999, and the Large Cap Growth Fund commenced operations on January 18, 2000. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). On September 1, 2003, the Large Cap Fund changed its name to the Large Cap Growth Fund. The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series. Each Fund is one of a series of funds currently offered by the Trust. The investment objective of the Fixed Income Fund is total return and the investment objectives of the Value Fund and the Large Cap Growth Fund are to provide long-term growth of capital. The investment manager to the Funds is Nashville Capital Corporation ("Investment Manager"). The Investment Manager retains an Adviser for each Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the applicable Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the applicable Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the applicable Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the applicable Adviser, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political development in a specific country or region.

Federal Income Taxes – The Funds make no provision for federal income tax. Each Fund intends to continue to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

Distributions to Shareholders - The Fixed Income Fund intends to distribute all of its net investment income as dividends to its shareholders on a monthly basis. The Value Fund and Large Cap Growth Fund intend to distribute all of their net investment income as dividends to shareholders on an annual basis. The Funds intend to distribute net realized long term capital gains and net realized short term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the fiscal year ended August 31, 2005, net investment loss of $143,500 for the Large Cap Growth Fund was reclassified to paid-in-capital.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Nashville Capital Corporation serves as Investment Manager to the Funds. In this capacity, Nashville Capital Corporation advises and assists the officers of the Trust in conducting the business of the Funds and is responsible for providing general investment advice and guidance to the Funds. However, Nashville Capital Corporation has delegated responsibility for the selection and ongoing monitoring of the securities in each Fund's investment portfolio to the Funds' respective Advisers set forth below. Each Fund is authorized to pay Nashville Capital Corporation a fee based on average daily net assets at the following annual rates:

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

expenses. It should be noted that most investment companies pay their own operating expenses directly, while the Funds' expenses, except those specified above, are paid by the Investment Manager. For the fiscal year ended August 31, 2005, the Investment Manager earned fees of $286,636, $251,266 and $340,936 from the Fixed Income Fund, Value Fund and Large Cap Growth Fund, respectively. Amounts payable to the Investment Manager at August 31, 2005 were $23,330, $22,892 and $35,365 for the Fixed Income Fund, Value Fund and Large Cap Growth Fund, respectively.

Fixed Income Fund. The Investment Manager has retained Howe & Rusling, Inc. ("H & R") to serve as the Adviser to the Fixed Income Fund. Nashville Capital Corporation has agreed to pay H & R an annual advisory fee for the Fixed Income Fund of 0.30% of average daily net assets up to $25 million, 0.25% of average daily net assets from $25 million up to $50 million, and 0.20% of average daily net assets of $50 million and greater.

Value Fund. The Investment Manager has retained Robinson Investment Group, Inc. ("Robinson") to serve as the Adviser to the Value Fund. Nashville Capital Corporation has agreed to pay Robinson an annual advisory fee of 0.60% of average daily net assets up to $25 million, 0.45% of average daily net assets from $25 million up to $50 million, 0.35% of average daily net assets from $50 million up to $100 million, and 0.30% of average daily net assets of $100 million and greater.

Large Cap Growth Fund. The Investment Manager has retained Northstar Capital Management, Inc. ("Northstar") to serve as Adviser of the Large Cap Growth Fund. Nashville Capital Corporation has agreed to pay Northstar an annual advisory fee of 0.50% of average daily net assets.

The Funds retain Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Funds' business affairs and to provide the Funds with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Investment Manager paid all administrative, transfer agency, and fund accounting fees on behalf of the Funds per the Agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of Unified).

The Funds retain Unified Financial Securities, Inc. (the "Distributor") a wholly owned subsidiary of Unified Financial Services, Inc. to act as the principal distributor of their shares. There were no payments made to Unified Financial Securities, Inc. by the Funds during the fiscal year ended August 31, 2005. An officer of the Trust is an officer of the Distributor and a Trustee and certain officers of the Trust have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor). As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

For the fiscal year ended August 31, 2005, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

At August 31, 2005, the aggregate cost of securities for federal income tax purposes was $23,531,649, $15,419,645, and $26,549,807 for the Fixed Income Fund, Value Fund, and Large Cap Growth Fund, respectively. The differences between book cost and tax cost represent the tax deferral of losses on wash sales and post-October losses.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of August 31, 2005, Farmers and Merchants Corporation, for the benefit of its customers, beneficially owned 100% of each Fund.

NOTE 7. CAPITAL LOSS CARRYFORWARDS

Value Fund. At August 31, 2005, the Fund had available for federal tax purposes an unused capital loss carryforward of $275,851, which is available for offset against future taxable net capital gains. This loss carryforward expires as follows:

Year of Expiration	Amount
2012	$275,851

NOTE 7. CAPITAL LOSS CARRYFORWARDS – continued

Large Cap Growth Fund. At August 31, 2005, the Fund had available for federal tax purposes an unused capital loss carryforward of $7,241,480, which is available for offset against future taxable net capital gains. This loss carryforward expires as follows:

Year of Expiration	Amount
2008	$470,032
2009	$826,803
2010	$425,424
2011	$3,044,365
2012	$2,165,647
2013	$309,209

The Fund has elected to defer post-October losses of $967,276.

Capital loss carryforwards are available to offset future realized gains. To the extent that these carryforwards are used to offset future realized capital gains, it is probable that the amount which is offset will not be distributed.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

Fixed Income Fund. For the fiscal year ended August 31, 2005, the Fund paid monthly distributions of net investment income totaling $0.3789 per share. A long-term capital gain distribution in the amount of $0.1874 per share was paid December 28, 2004, to shareholders of record on December 27, 2004.

The tax character of distributions paid during the fiscal years ended August 31, 2005 and 2004 was as follows.

To The Shareholders and
Board of Trustees of
Monteagle Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We have audited the accompanying statements of assets and liabilities of Monteagle Funds (the "Funds") comprised of the Monteagle Fixed Income Fund, MonteagleValue Fund, and Monteagle Large Cap Growth Fund (each a series of AmeriPrime Advisors Trust), including the schedules of investments, as of August 31, 2005, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the periods indicated prior to August 31, 2004 were audited by McCurdy & Associates CPA's, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd. McCurdy & Associates CPA's, Inc. expressed unqualified opinions on those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held by the custodian as of August 31, 2005 by correspondence with the Funds' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Monteagle Funds as of August 31, 2005, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen McCurdy, Ltd.
Westlake, Ohio
October 17, 2005

TRUSTEES AND OFFICERS (Unaudited)

Independent Trustees

Name, Address*, (Date of Birth), Position with Fund Complex, ** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Gary E. Hippenstiel (1947) Independent Trustee, July 2002 to present	Director, Vice President and Chief Investment Officer of Legacy Trust Company, N.A. since 1992; Trustee of Unified Series Trust since December 2002; Trustee of Access Variable Insurance Trust since April 2003 to July 2005; Trustee of AmeriPrime Funds from 1995 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.
Stephen A. Little (1946) Chairman, December 2004 to present; Independent Trustee, November 2002 to present	President and founder of The Rose, Inc., a registered investment advisor, since April 1993; Trustee of Unified Series Trust since December 2002; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.
Daniel J. Condon (1950) Independent Trustee, November 2002 to present	President of International Crankshaft Inc., an automotive equipment manufacturing company, since 2004, Vice President and General Manager from 1990 to 2003; Trustee of The Unified Funds from 1994 to 2002; Trustee of Firstar Select Funds, a REIT mutual fund, from 1997 to 2000; Trustee of Unified Series Trust since December 2002; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Interested Trustees and Principal Officers

Name, Address*, (Date of Birth), Position with Fund Complex, ** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Ronald C. Tritschler (1952)*** Trustee, November 2002 to present	Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, since 2001, Executive Vice President and Director from 1990 to 2000; Director of First State Financial since 1998; Director, Vice President and Legal Counsel of The Traxx Companies, an owner and operator of convenience stores, since 1989; Trustee of Unified Series Trust since December 2002; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.
Anthony J. Ghoston (1959) President, July 2004 to present	President of Unified Fund Services, Inc. the Trust's administrator, since June 2005; Executive Vice President of Unified Fund Services, Inc., the Trust's administrator, June 2004 to June 2005; Senior Vice President from April 2003 to June 2004; Senior Vice President and Chief Information Officer of Unified Financial Services, Inc., the parent company of the Trust's administrator and distributor, from 1997 to November 2004; President of Unified Series Trust; President of Ameriprime Funds from July 2004 to July 2005; President of CCMI Funds from July 2004 to March 2005.
Freddie Jacobs, Jr., CPA (1970)**** Chief Financial Officer and Treasurer, July 2005 to present; Secretary, September 2004 to June 2005	Vice President of Unified Fund Services, Inc., the Trust's administrator, since December 2003; Assistant Vice President of U.S. Bancorp Fund Services LLC from 2000 to December 2003, Trust Officer from 1998 to 2000; Chief Financial Officer and Treasurer of Unified Series Trust since July 2005; Secretary of AmeriPrime Funds and Unified Series Trust from September 2004 to June 2005; Secretary of CCMI Funds from September 2004 to March 2005; Principal Accounting Officer of Lindbergh Funds from February 2004 to February 2005.
Lynn E. Wood (1946) Chief Compliance Officer, October 2004 to present	Chief Compliance Officer of Unified Series Trust since October 2004; Chief Compliance Officer of AmeriPrime Funds from October 2004 to July 2005; Chief Compliance Officer of CCMI Funds from October 2004 to March 2005; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust's distributor, since December 2004 and from 1997 to 2000, Chairman from 1997 to December 2004, President from 1997 to 2000; Director of Compliance of Unified Fund Services, Inc., the Trust's administrator, from October 2003 to September 2004; Chief Compliance Officer of Unified Financial Services, Inc., the parent company of the Trust's administrator and distributor, from 2000 to 2004.
Heather A. Barnes (1975)**** Secretary, July 2005 to present	Employed by Unified Fund Services, Inc., the Trust's administrator, since January 2004 and from December 1999 to January 2002; Regional Administrative Assistant of The Standard Register Company from February 2003 to January 2004; Full time student at Indiana University from January 2002 to June 2002; Secretary of Unified Series Trust since July 2005.

* The address for each of the trustees and officers is 431 N. Pennsylvania St., Indianapolis, IN 46204.

** Fund Complex refers to AmeriPrime Advisors Trust and Unified Series Trust. The Fund Complex currently consists of 28 series.

*** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the distributor of certain series in the Fund Complex.

**** Effective as of July 1, 2005, the Board appointed Mr. Jacobs as CFO and Treasurer of the Trust to fill the vacancy created by the resignation of Mr. Thomas Napurano. The Board also appointed Ms. Barnes (previously Assistant Secretary) as Secretary of the Trust.

The Funds' Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request. You many call toll-free (800) 272-9746 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, are available without charge upon request by (1) by calling the Funds at (877) 272-9746 (2) on the Funds' web site at www.nashcap.com and (3) on the SEC's web site at www.sec.gov.

INVESTMENT MANAGER
Nashville Capital Corporation
209 10th Ave. South, Suite 332
Nashville, TN 37203

FUNDS' ADVISERS
Howe & Rusling, Inc.
Robinson Investment Group, Inc.
Northstar Capital Management, Inc.

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy, Ltd.
826 Westpoint Parkway, Suite 1250
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn, LLP
One US Bank Plaza
St. Louis, MO 63101

CUSTODIAN
U.S. Bank, N.A.
425 Walnut St.
Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a) The registrant's Board of Trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered the possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services.

(a) <u>**Audit Fees**</u>

FY 2004	$ 19,763
FY 2005	$ 20,775

(b) <u>**Audit-Related Fees**</u>

	Registrant
FY 2004	$ 0
FY 2005	$ 0

Nature of the fees:

(c) **Tax Fees**

	Registrant
FY 2004	$2,025
FY 2005	$2,700
Nature of the fees:	preparation of 1120 RIC

(d) **All Other Fees**

	Registrant
FY 2004	$ 1,620
FY 2005	$ 1,700
Nature of the fees:	out of pockets, consents

(e) (1) **Audit Committee's Pre-Approval Policies**

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors' specific representations as to their independence;

(2) **Percentages of Services Approved by the Audit Committee**

	Registrant
Audit-Related Fees:	100%
Tax Fees:	100%
All Other Fees:	100%

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant	
FY 2004	$ 1,620
FY 2005	$ 1,700

(h) Not applicable. The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Funds. Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.
The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 10. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of October 5, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Code is filed herewith

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AmeriPrime Advisors Trust

By
* /s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Date November 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
* /s/ Amthony J. Ghoston
Anthony J. Ghoston, President

Date November 9, 2005

By
* /s/ Freddie Jacobs, Jr.
Freddie Jacobs, Jr., Chief Financial Officer and Treasurer

Date November 7, 2005